Loan and lease operations (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	R$ 2,172,726	R$ 1,915,573
Liabilities	1,836,690	1,621,786
Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets	772	1,035
Liabilities	772	1,030
At fair value [member]
IfrsStatementLineItems [Line Items]
Assets	770	1,035
Liabilities	770	1,029
Mortgages [member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets	170	235
Liabilities	170	235
Mortgages [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Assets	168	235
Liabilities	168	234
Working capital [member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets	602	800
Liabilities	602	795
Working capital [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Assets	602	800
Liabilities	R$ 602	R$ 795